ABS-EE

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-206361-11

Central Index Key Number of Issuing entity: 0001709967

JPMCC Commercial Mortgage Securities Trust 2017-JP7

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206361

Central Index Key Number of depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000835271

JPMorgan Chase Bank, National Association

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001682518

Starwood Mortgage Funding VI LLC

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001632269

Benefit Street Partners CRE Finance LLC

(Exact name of Sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp. (Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director
Dated : June 26, 2018

EXHIBIT INDEX
Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document